Related party transactions - Summary of compensation paid or payable to key management (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 9,515	$ 8,152
Defined benefit pension plan	754	1,350
Share based payments	5,920	5,326
Compensation for key management personnel	$ 16,189	$ 14,828